January 27, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RIVERSOURCE VARIABLE ACCOUNT 10 ("REGISTRANT")
        RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity
        RiverSource Retirement Advisor 4 Access Variable Annuity
        File Nos. 333-79311/811-07355

Dear Commissioners:

Registrant certifies that the form of prospectus supplement that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Very truly yours,

/s/  Rodney J. Vessels
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Rodney J. Vessels
Assistant General Counsel